Equity settled share-based transactions - RSUs outstanding (Details) - Restricted Share Units	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units outstanding	14,748,217
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units outstanding	11,900,009
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units outstanding	2,033,151
Third parties
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units outstanding	815,057